FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      May 18, 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       76

Form 13F Information Table Value Total:       $49986



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      631    11628 SH       SOLE                             11628
AT&T Corp                      COM              00206R102     1088    42119 SH       SOLE                             42119
Aaron's Inc                    COM              002535201      392    11756 SH       SOLE                             11756
Abbott Laboratories            COM              002824100      664    12606 SH       SOLE                             12606
Accenture PLC                  COM              g1150g111      575    13710 SH       SOLE                             13710
Activision Blizzard, Inc.      COM              00507v109      255    21190 SH       SOLE                             21190
Amazon.Com Inc                 COM              023135106      468     3450 SH       SOLE                              3450
American Electric Power Co Inc COM              025537101      471    13770 SH       SOLE                             13770
Amgen Inc                      COM              031162100      478     7995 SH       SOLE                              7995
Amphenol Corp-CL A             COM              032095101     1480    35085 SH       SOLE                             35085
Apache Corp                    COM              037411105      365     3600 SH       SOLE                              3600
Apple Inc                      COM              037833100      773     3290 SH       SOLE                              3290
Arch Capital Group             COM              G0450A105      433     5680 SH       SOLE                              5680
BB&T Corporation               COM              054937107      360    11100 SH       SOLE                             11100
Bank of America Corp           COM              060505104      371    20782 SH       SOLE                             20782
Bank of New York Mellon Corp   COM              064058100      353    11434 SH       SOLE                             11434
Best Buy Co Inc                COM              086516101      228     5352 SH       SOLE                              5352
Bristol Myers Squibb Co        COM              110122108      439    16440 SH       SOLE                             16440
Bucyrus International, Inc.    COM              118759109      264     4000 SH       SOLE                              4000
CVS/Caremark Corp              COM              126650100      784    21437 SH       SOLE                             21437
Chevron Corp                   COM              166764100     1268    16725 SH       SOLE                             16725
Cimarex Energy Co              COM              171798101      350     5900 SH       SOLE                              5900
Cisco Systems Inc              COM              17275R102     1304    50110 SH       SOLE                             50110
Coach Inc                      COM              189754104      793    20075 SH       SOLE                             20075
Coca Cola Co                   COM              191216100     1106    20118 SH       SOLE                             20118
Colgate Palmolive Co           COM              194162103      471     5529 SH       SOLE                              5529
Costco Wholesale Corp          COM              22160K105      275     4600 SH       SOLE                              4600
Danaher Corp                   COM              235851102      965    12070 SH       SOLE                             12070
Dell Inc                       COM              24702R101     1114    74200 SH       SOLE                             74200
Disney, Walt Co                COM              254687106      444    12710 SH       SOLE                             12710
Dow Chemical Co                COM              260543103      222     7500 SH       SOLE                              7500
Exxon Mobil Corp               COM              30231G102     1676    25020 SH       SOLE                             25020
Fluor Corp                     COM              343412102      247     5300 SH       SOLE                              5300
General Electric Co            COM              369604103      398    21850 SH       SOLE                             21850
Gilead Sciences Inc.           COM              375558103      849    18675 SH       SOLE                             18675
Goldman Sachs Group Inc        COM              38141g104      752     4405 SH       SOLE                              4405
Google                         COM              38259P508      468      825 SH       SOLE                               825
Halliburton Co                 COM              406216101      395    13100 SH       SOLE                             13100
Hewlett Packard Co.            COM              428236103      780    14675 SH       SOLE                             14675
Home Depot Inc                 COM              437076102      886    27392 SH       SOLE                             27392
Illinois Tool Works Inc        COM              452308109      959    20259 SH       SOLE                             20259
International Business Machine COM              459200101      781     6093 SH       SOLE                              6093
JPMorgan Chase & Co            COM              46625H100      451    10075 SH       SOLE                             10075
Johnson & Johnson              COM              478160104     1972    30242 SH       SOLE                             30242
Kellogg Co                     COM              487836108      538    10070 SH       SOLE                             10070
Kohl's Corp                    COM              500255104      250     4570 SH       SOLE                              4570
Marathon Grp                   COM              902905827      340    10761 SH       SOLE                             10761
McDonalds Corp                 COM              580135101      338     5064 SH       SOLE                              5064
McKesson HBOC Inc              COM              58155Q103      294     4470 SH       SOLE                              4470
Medco Health Solutions Inc     COM              58405U102      334     5169 SH       SOLE                              5169
Medtronic Inc                  COM              585055106     1255    27880 SH       SOLE                             27880
Merck & Co Inc                 COM              58933Y105      209     5592 SH       SOLE                              5592
Microsoft Corp                 COM              594918104     1850    63150 SH       SOLE                             63150
Nike Inc Cl B                  COM              654106103      384     5220 SH       SOLE                              5220
Nordstrom Inc                  COM              655664100      207     5075 SH       SOLE                              5075
Northern Trust Corp.           COM              665859104      518     9370 SH       SOLE                              9370
Omnicom Group                  COM              681919106      518    13345 SH       SOLE                             13345
Pfizer Inc                     COM              717081103      338    19713 SH       SOLE                             19713
Praxair Inc                    COM              74005P104      542     6535 SH       SOLE                              6535
Procter & Gamble Co            COM              742718109     1636    25860 SH       SOLE                             25860
Qualcomm Inc                   COM              747525103      269     6410 SH       SOLE                              6410
Reliance Steel                 COM              759509102      663    13470 SH       SOLE                             13470
Smith International Inc        COM              832110100      308     7200 SH       SOLE                              7200
Southern Co                    COM              842587107      458    13800 SH       SOLE                             13800
St Jude Medical Inc            COM              790849103      526    12825 SH       SOLE                             12825
Stryker Corp                   COM              863667101      302     5280 SH       SOLE                              5280
United Technologies Corp       COM              913017109     2287    31068 SH       SOLE                             31068
Verizon Communications         COM              92343v104      436    14060 SH       SOLE                             14060
Wal-Mart Stores Inc            COM              931142103     1601    28795 SH       SOLE                             28795
Walgreen Co                    COM              931422109      718    19350 SH       SOLE                             19350
Wellpoint                      COM              94973V107      425     6600 SH       SOLE                              6600
Wells Fargo Company            COM              949746101      347    11136 SH       SOLE                             11136
Western Digital Corp           COM              958102105     1042    26735 SH       SOLE                             26735
XTO Energy Inc                 COM              98385X106      907    19222 SH       SOLE                             19222
Fundamental Investors, Inc., C                  360802821      201 5898.082000SH     SOLE                        5898.082000
Loomis Sayles Fds Bond Fd Inst                  543495840      145 10527.028000SH    SOLE                        10527.028000